PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2020	2019
	U.S. dollars in thousands
Advance to suppliers	2,543	1,412
Discount from service provider	46	63
Prepaid expenses	2,298	413
Government institutions	634	356
	5,521	2,244